Offerings	Jul. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon exercise of Series A Preferred Investment Options and Series B Preferred Investment Options
Amount Registered | shares	1,644,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 9,864,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,362.22
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional ordinary shares that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration. (2) Pursuant to Rule 457(g) under the Securities Act, the proposed maximum offering price per share is based on the exercise price of the Preferred Investment Options, which is $6.00 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon exercise of Placement Agent Warrants
Amount Registered | shares	38,360
Proposed Maximum Offering Price per Unit	7.50
Maximum Aggregate Offering Price	$ 287,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39.73
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional ordinary shares that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration. (3) Pursuant to Rule 457(g) under the Securities Act, the proposed maximum offering price per share is based on the exercise price of the Placement Agent Warrants, which is $7.50 per share.